Finance income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule For Finance Income And Expense [Line Items]
Interest income	$ 43	$ 886	$ 1,115
Remeasurement of royalty obligation	953	316	(355)
Accretion of acquisition payable	(155)
Change in fair value of contingent consideration	(6)
Bank charges and other interest	(21)	(24)	(25)
Remeasurement of holdback receivable			326
Total Finance costs (income)	765	1,115	1,061
MIOP loan
Schedule For Finance Income And Expense [Line Items]
Accretion of acquisition payable		(41)	$ 0
Finance expense from lease obligation	$ (49)	$ (22)